Commitments and Contingencies - Schedule of Capital Expenditure Contracted (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Software and AI Platform Development [Member]
Schedule of Capital Expenditure Contracted [Line Items]
Capital expenditure contracted	RM 12,493,108	$ 2,956,459	RM 13,313,961